UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		July 12, 2004
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		70

Form 13F Information Table Value Total:		104,018 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES  INV.  OTHER	VOTING AUTH
					CLASS			  X1000		   DISC  MGR	SOLE  SHARED   NONE

ABM Industries, Inc.            cs  00163T109       506      26,000  sole  n/a       n/a        26,000
Abbott Labs                     cs  2824100         326       8,000  sole  n/a       n/a         8,000
Automatic Data Proc             cs  53015103      3,035      72,463  sole  n/a       n/a        72,463
Ameren Corp.                    cs  23608102      1,083      25,200  sole  n/a       n/a        25,200
American Int.                   cs  26874107        380       5,333  sole  n/a       n/a         5,333
Allied Cap Corp                 cs  01903Q108     3,352     137,250  sole  n/a       n/a       137,250
American Express                cs  25816109      1,462      28,450  sole  n/a       n/a        28,450
Bank America                    cs  60505104      3,326      39,300  sole  n/a       n/a        39,300
Bristol Myers                   cs  110122108     2,017      82,316  sole  n/a       n/a        82,316
BP PLC ADR                      cs  55622104        235       4,390  sole  n/a       n/a         4,390
BRE Properties                  oa  5.56E+109     3,708     106,717  sole  n/a       n/a       106,717
Citigroup                       cs  172967101     3,839      82,550  sole  n/a       n/a        82,550
Conagra Corp                    cs  205887102     1,261      46,550  sole  n/a       n/a        46,550
Crescent Real Est Eq            oa  225756105       814      50,475  sole  n/a       n/a        50,475
Mack Cali Realty                oa  554489104       612      14,800  sole  n/a       n/a        14,800
Calpine Corp                    cs  131347106     1,295     299,800  sole  n/a       n/a       299,800
D R Horton Co                   cs  23331A109     1,296      45,650  sole  n/a       n/a        45,650
DQE Corp                        cs  23329J104       596      30,850  sole  n/a       n/a        30,850
Consolidated Edison             cs  209115104     1,077      27,100  sole  n/a       n/a        27,100
Electronic Data Sys             cs  285661104     2,249     117,425  sole  n/a       n/a       117,425
Felcor Lodging Trust            oa  31430F101     1,915     158,300  sole  n/a       n/a       158,300
First Data Corp                 cs  319963104     3,446      77,400  sole  n/a       n/a        77,400
Fannie Mae                      cs  313586109     2,308      32,350  sole  n/a       n/a        32,350
Great Bay Bancorp               cs  391648102       228       7,900  sole  n/a       n/a         7,900
General Electric                cs  369604103     3,462     106,859  sole  n/a       n/a       106,859
Citigroup Inc Wts               sw  172967127        69      79,297  sole  n/a       n/a        79,297
Healthcare Prop Inv             oa  421915109       477      19,824  sole  n/a       n/a        19,824
Hawaiian Elec                   cs  419870100     1,016      38,912  sole  n/a       n/a        38,912
Hewlett-Packard Co              cs  428236103     2,718     128,816  sole  n/a       n/a       128,816
Harsco Corp                     cs  415864107       308       6,558  sole  n/a       n/a         6,558
Intel                           cs  458140100     2,236      81,001  sole  n/a       n/a        81,001
Johnson and Johnson             cs  478160104       923      16,568  sole  n/a       n/a        16,568
JP Morgan Chase                 cs  46625H100       205       5,277  sole  n/a       n/a         5,277
Kinder Morgan, Inc.             cs  49455P101     5,620      94,789  sole  n/a       n/a        94,789
Kinder Morgan Energy            oa  494550106     2,854      70,135  sole  n/a       n/a        70,135
Coca-Cola Co.                   cs  191216100     2,964      58,709  sole  n/a       n/a        58,709
MBNA                            cs  55262L100       284      11,000  sole  n/a       n/a        11,000
Keyspan                         cs  49337W100     1,395      38,000  sole  n/a       n/a        38,000
Liberty Property Tr             oa  531172104       911      22,650  sole  n/a       n/a        22,650
Mohawk Industries               cs  608190104     2,394      32,650  sole  n/a       n/a        32,650
Herman Miller Inc               cs  600544100       313      10,800  sole  n/a       n/a        10,800
Altria Group Inc                cs  718154107     1,437      28,720  sole  n/a       n/a        28,720
Merck                           cs  589331107     1,317      27,718  sole  n/a       n/a        27,718
Nisource                        cs  65473P105       436      21,150  sole  n/a       n/a        21,150
New Plan Realty                 oa  648053106       621      26,600  sole  n/a       n/a        26,600
O G E Energy Cp Hldg            cs  670837103       888      34,850  sole  n/a       n/a        34,850
Pub Svc Enterprise              cs  744573106       616      15,400  sole  n/a       n/a        15,400
Pfizer                          cs  717081103       727      21,203  sole  n/a       n/a        21,203
Peoples Energy Corp.            cs  711030106       830      19,695  sole  n/a       n/a        19,695
P M I Group Inc                 cs  69344M101     2,864      65,800  sole  n/a       n/a        65,800
Post Properties                 oa  737464107       382      13,100  sole  n/a       n/a        13,100
Puget Energy                    cs  745310102       275      12,572  sole  n/a       n/a        12,572
Quaker Fabric                   cs  747399103       336      43,700  sole  n/a       n/a        43,700
Sara Lee                        cs  803111103     1,045      45,468  sole  n/a       n/a        45,468
Solectron Corp.                 cs  834182107       778     120,220  sole  n/a       n/a       120,220
Southern Co.                    cs  842587107       472      16,175  sole  n/a       n/a        16,175
SPX Corporation                 cs  784635104     2,979      64,150  sole  n/a       n/a        64,150
Smurfit Stone Cont.             cs  832727101     2,610     130,818  sole  n/a       n/a       130,818
Teco Energy Inc                 cs  872375100       521      43,450  sole  n/a       n/a        43,450
Tyco                            cs  902124106     3,198      96,495  sole  n/a       n/a        96,495
Utd. Dominion                   oa  910197102     2,774     140,225  sole  n/a       n/a       140,225
US Bancorp                      cs  902973304       555      20,150  sole  n/a       n/a        20,150
United Technologies             cs  913017109     3,316      36,250  sole  n/a       n/a        36,250
Verizon                         cs  92343V104       316       8,720  sole  n/a       n/a         8,720
Walgreen                        cs  931422109       561      15,488  sole  n/a       n/a        15,488
Wells Fargo                     cs  949746101       715      12,500  sole  n/a       n/a        12,500
Washington Mutual               cs  939322103     3,460      89,550  sole  n/a       n/a        89,550
Williams Companies              cs  969457100       645      54,165  sole  n/a       n/a        54,165
Wyeth                           cs  983024100       213       5,890  sole  n/a       n/a         5,890
Exxon Mobil Corp.               cs  30231G102       616      13,874  sole  n/a       n/a        13,874






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